14. INCOME TAXES (Details Narrative) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 24.0	$ 24.0
Deferred Tax Asset Valulation Allowance	$ 9.3	$ 9.5
Expiration	2032